CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 16)	$ 651.2	$ 158.8
Trade and other receivables	4.2	3.4
Inventories (Note 19)	152.1	133.4
Other financial assets (Note 20)	14.3	8.5
Other assets (Note 21)	96.1	97.5
Current assets	917.9	401.6
Non-current assets:
Property, plant and equipment (Note 22)	6,684.8	5,952.9
Intangible assets and goodwill	396.4	392.2
Investments in associates (Note 24)	34.3	120.3
Deferred tax assets (Note 14)	98.1	80.8
Other financial assets (Note 20)	88.7	15.2
Other assets (Note 21)	202.6	154.2
Total assets	8,422.8	7,117.2
Current liabilities [abstract]
Trade and other payables (Note 25)	240.4	219.5
Income taxes payable	45.0	18.3
Other financial liabilities (Note 26)	78.8	131.1
Other provisions and liabilities (Note 27)	77.6	39.5
Current liabilities	441.8	408.4
Non-current liabilities [abstract]
Long-term debt (Note 28)	993.8	991.7
Environmental rehabilitation provision (Note 29)	363.5	214.7
Deferred tax liabilities	1,229.1	1,041.4
Other financial liabilities (Note 26)	109.7	98.0
Other provisions and liabilities (Note 27)	112.6	143.1
Total liabilities	3,250.5	2,897.3
Equity
Share capital (Note 30)	7,648.9	7,639.9
Contributed surplus	22.7	21.0
Accumulated other comprehensive (loss) income	(6.5)	(21.9)
Deficit	(3,318.8)	(3,453.8)
Attributable to Yamana Gold Inc. equity holders	4,346.3	4,185.2
Non-controlling interests (Note 32)	826.0	34.7
Total equity	5,172.3	4,219.9
Total liabilities and equity	$ 8,422.8	$ 7,117.2